Share Incentive Plans (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2010 Year Apartmentunit Hector Property LandParcels Project RealEstate	Dec. 31, 2009	Dec. 31, 2008
Share Incentive Plans (Textuals) [Abstract]
Maximum aggregate number of awards under Share Incentive Plan as a percentage of outstanding Common Shares	7.50%
Maximum aggregate number of awards under Share Incentive Plan	22,785,696
Shares available for future issuance	5,395,739
Number of installments for vesting of stock option	3
Restriction period of restricted shares	3 Years
Conversion of OP Units	one-for-one basis
Maximum no of years for attaining target under LTIP Units Award	Ten years following the date of issuance
Retirement age for share incentive plans	At or after age 62
Requirements of the Rule of Seventy	When an employee’s years of service with the Company (which must be at least 15 years) plus his or her age (which must be at least 55 years) on the date of termination equals or exceeds 70 years
Requirements of the Rule of Seventy for Executives	In the next two years: David J. Neithercut, Chief Executive Officer and President – 2011 and Alan George, Executive Vice President and Chief Investment Officer – 2013
Total compensation expense not yet vested	$ 19,500,000
Weighted average term for recognition of compensation expense not yet recognized (years)	1.5
Weighted average grant date fair value for Options	$ 6.18	$ 3.38	$ 4.08
Intrinsic value of options exercised	39,600,000	2,800,000	15,600,000
Fair value of restricted shares vested	9,100,000	8,000,000	23,900,000
Aggregate intrinsic value of options vested and expected to vest	184,300,000
Aggregate intrinsic value of options outstanding	184,300,000
Aggregate intrinsic value of options exercisable	117,100,000
Weighted average remaining contractual life in years of options exercisable	4.4
Market value of shares	$ 51.95
Options Exercisable	7,974,815	7,522,344
Weighted Average Exercise Price of Options Exercisable	$ 33.55	$ 31.58
Share options [Member]
Share based compensation arrangement by share based payment award
Restriction period of shares	3 years
Restricted shares [Member]
Share based compensation arrangement by share based payment award
Restriction period of shares	3 Years
Expiry period of options	10 years